Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Disclosure of Operating Segment Information

Operating segment information June 30, 2019	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	139,782	—	139,782
Other income
Research material sales	1,155,065	—	1,155,065
Grant income	4,342,364	—	4,342,364
Net gain on fair value movement of warrants	—	961,176	961,176
Net gain on foreign exchange	—	493,736	493,736
Interest income	—	397,281	397,281

Total revenue and other income	5,637,211	1,852,193	7,489,404

Segment Result	(20,196,177)	1,852,193	(18,343,984)

Profit/(loss) before income tax expense	(20,196,177)	1,852,193	(18,343,984)
Income tax benefit			—

Loss after income tax expense			(18,343,984)

Total segment assets	40,541,499	—	40,541,499
Total segment liabilities	16,153,783	—	16,153,783

June 30, 2018	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	2,630,484	—	2,630,484
Other income
Research material sales	1,008,678	—	1,008,678
Grant income	3,214,441	—	3,214,441
Other income	—	322,518	322,518
Interest income	—	177,186	177,186

Total revenue and other income	6,853,603	499,704	7,353,307

Segment Result	(13,054,065)	309,721	(12,744,344)

Profit/(loss) before income tax expense	(13,054,065)	309,721	(12,744,344)

Income tax benefit			(1,676)

Loss after income tax expense			(12,746,020)

Total segment assets	46,998,783	—	46,998,783
Total segment liabilities	13,476,856	—	13,476,856

June 30, 2017	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income	—	—	—
Research material sales	800,460	—	800,460
Grant income	3,316,273	—	3,316,273
Other income	—	433	433
Interest income	—	104,368	104,368

Total revenue and other income	4,116,733	104,801	4,221,534

Segment Result	(10,209,394)	104,801	(10,104,593)

Profit/(loss) before income tax expense	(10,209,394)	104,801	(10,104,593)
Income tax benefit			737,387

Loss after income tax expense			(9,367,206)

Total segment assets	34,963,796	—	34,963,796
Total segment liabilities	8,431,490	—	8,431,490